Share Based Compensation - Schedule of Estimated Fair Value of Share Option Granted to Employees/ RS (Detail) - Black Scholes Option Pricing Model [Member] - Share Options [Member] - Employee Stock Option Plan [Member]
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	34.00%	31.10%
Expected volatility, maximum	45.60%	32.10%
Risk free interest rate, minimum	0.49%	0.47%
Risk free interest rate, maximum	1.01%	0.62%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 8 months 12 days	4 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	7 years 4 months 24 days	5 years 8 months 12 days